CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Total	Total AXA Equitable Inc. equity	Common stock	Capital in excess of par value	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest
Beginning of year at Dec. 31, 2009			$ 2	$ 5,583	$ 6,312	$ (1,036)	$ 3,269
Net earnings (loss)	2,110				1,987		123
Other Comprehensive Income (Loss), Net Of Tax						388	(48)
Purchase of AllianceBernstein Units by noncontrolling interest							5
Repurchase of AllianceBernstein Holding units							(56)
Purchase of noncontrolling interest in consolidated entity							(2)
Dividends and distributions					0		(221)
Other				13			50
End of period at Jun. 30, 2010	16,369	13,249	2	5,596	8,299	(648)	3,120
Beginning of year at Dec. 31, 2010	16,169		2	5,593	8,085	(629)	3,118
Net earnings (loss)	264				135		129
Other Comprehensive Income (Loss), Net Of Tax						128	10
Purchase of AllianceBernstein Units by noncontrolling interest							1
Repurchase of AllianceBernstein Holding units							(65)
Purchase of noncontrolling interest in consolidated entity							(32)
Dividends and distributions					379		(179)
Other				19			40
End of period at Jun. 30, 2011	$ 15,976	$ 12,954	$ 2	$ 5,612	$ 7,841	$ (501)	$ 3,022